Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Central Fund
Class Name	Fidelity® High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds increased 13.29% and contributed to performance versus the ICE BofA US High Yield Constrained Index for the fiscal year.
•By industry, security selection was the primary detractor, especially within media. Also hurting our result was security selection in retail and consumer goods. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Mesquite Energy returned about -10% and was the biggest individual relative detractor. A second notable relative detractor was an overweight in Bi-Lo (-2%). An overweight in Spirit Airlines (-29%) also detracted.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in telecommunications. Our choices in services and utility also boosted the fund's relative performance.
•The fund's non-benchmark stake in Jonah Energy gained 50% and was the top individual relative contributor. It was not held at period end. The second-largest relative contributor was an overweight in Community Health Systems (+29%). The company was one of the fund's largest holdings. Another notable relative contributor was timely positioning in CenturyLink (+34%).
•By quality, positioning in bonds rated BB added the most value, whereas unrated bonds hurt the most.
•Notable changes in positioning include increased exposure to the financial services industry and lower allocations to retail and energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® High Income Central Fund $10,000 $9,842 $10,605 $11,623 $12,238 $13,044 $13,233 $15,213 $14,330 $15,315 $17,175 ICE® BofA® US High Yield Constrained Index $10,000 $9,692 $10,586 $11,516 $11,893 $12,675 $13,134 $14,481 $12,970 $13,882 $15,613 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® High Income Central Fund 12.14% 5.66% 5.56% ICE® BofA® US High Yield Constrained Index 12.47% 4.26% 4.56% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,387,537,115
Holdings Count | shares	509
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$1,387,537,115
Number of Holdings	509
Total Advisory Fee	$0
Portfolio Turnover	24%

Holdings [Text Block]	BBB 6.1 BB 28.2 B 34.1 CCC,CC,C 16.0 Not Rated 3.1 Equities 5.4 Short-Term Investments and Net Other Assets (Liabilities) 7.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.2 Bank Loan Obligations 6.7 Common Stocks 3.4 Alternative Funds 2.0 Asset-Backed Securities 0.8 Preferred Securities 0.8 Short-Term Investments and Net Other Assets (Liabilities) 7.1 ASSET ALLOCATION (% of Fund's net assets) United States 88.4 Canada 3.0 Luxembourg 1.0 Brazil 0.8 Netherlands 0.7 Panama 0.7 France 0.7 United Kingdom 0.7 Grand Cayman (Uk Overseas Ter) 0.7 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Private Credit Company LLC 2.0 CHS/Community Health Systems Inc 1.8 TransDigm Inc 1.7 Uber Technologies Inc 1.6 Pacific Gas and Electric Co 1.4 Echo Global Logistics Inc 1.4 Tenet Healthcare Corp 1.3 Mesquite Energy Inc 1.3 DISH Network Corp 1.1 Cloud Software Group Inc 1.0 14.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Operating expenses

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

The fund added a contractual management fee waiver during the reporting period.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Specialized High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Specialized High Income Central Fund
Class Name	Fidelity® Specialized High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained for the 12 months ending August 31, 2024, driven by a resilient economy and corporate profits, the perception that credit risk has fallen amid elevated coupon yields, and the Federal Reserve's likely pivot to cutting interest rates in late 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 11.71% and detracted from performance versus the ICE BofA BB US High Yield Constrained Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in financial services. Also hurting our result were our choices in media and basic industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an underweight in Venture Global (+14%). It was among the fund's largest holdings. The second-largest relative detractor was a non-benchmark stake in Occidental Petroleum (+7%). Another notable relative detractor was Navient (+10%).
•In contrast, the biggest contributors to performance versus the benchmark were security selection and an underweight in transportation. Picks in capital goods also boosted relative performance. Also contributing to our result were security selection and an underweight in leisure.
•The top individual relative contributor was an overweight in Ally Financial (+37%). Not owning Spirit Airlines, a benchmark component that returned about -24%, was the second-largest relative contributor. Not owning Walgreens Boots Alliance, a benchmark component that returned roughly -3%, was another notable relative contributor.
•By quality, positioning in bonds rated BB added the most value, whereas those rated BBB and above hurt the most.
•Notable changes in positioning include increased exposure to the leisure and financial services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Specialized High Income Central Fund $10,000 $9,930 $10,664 $11,452 $11,729 $12,753 $13,295 $14,155 $12,743 $13,452 $14,981 ICE® BofA® BB US High Yield Constrained Index $10,000 $9,987 $10,961 $11,738 $11,899 $13,042 $13,870 $14,991 $13,429 $14,199 $15,880 Bloomberg U.S. Universal Bond Index $10,000 $10,113 $10,770 $10,915 $10,814 $11,903 $12,666 $12,778 $11,264 $11,219 $12,108 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Specialized High Income Central Fund 11.37% 3.27% 4.12% ICE® BofA® BB US High Yield Constrained Index 11.83% 4.02% 4.73% Bloomberg U.S. Universal Bond Index 7.92% 0.34% 1.93% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 241,145,314
Holdings Count | shares	397
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$241,145,314
Number of Holdings	397
Total Advisory Fee	$0
Portfolio Turnover	17%

Holdings [Text Block]	BBB 7.6 BB 61.4 B 22.0 CCC,CC,C 1.7 Not Rated 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.2 Preferred Securities 1.3 Bank Loan Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 7.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.9 Canada 3.4 United Kingdom 1.9 Australia 1.3 Ireland 0.8 Panama 0.6 Luxembourg 0.5 Guatemala 0.4 Finland 0.3 Others 1.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 2.0 Sirius XM Radio Inc 1.5 Royal Caribbean Cruises Ltd 1.5 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.4 Tenet Healthcare Corp 1.4 Hilton Domestic Operating Co Inc 1.4 OneMain Finance Corp 1.3 Vistra Operations Co LLC 1.3 Venture Global Calcasieu 1.3 Yum! Brands Inc 1.2 14.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Material Fund Change Expenses [Text Block]	Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec